SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details 2Abstract
Beginning Balance			$ 19,885,057	$ 18,126,873	$ 18,126,873	$ 8,586,464
Accretion Expense	$ 539,771	$ 339,288	1,435,295	$ 1,181,055	1,791,051	1,664,774
Reclamation work			0		(32,867)	(185,647)
Asset disposition			(919,158)
Point Rock Acquisition			2,098,052
Wayland Acquisition			66,129
McCoy Acquisition					0	3,561,848
KCC Acquisition					0	4,499,434
Ending Balance	22,565,375		22,565,375		19,885,057	18,126,873
Current portion of reclamation liability	2,275,848		2,275,848		2,033,862	519,489
Long-term portion of reclamation liability	$ 20,289,527		$ 20,289,527		$ 17,851,195	$ 17,607,384